Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Earnings Per Share

Details of the calculation of basic earnings per share are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	596,642	662,700	545,456
Weighted average number of ordinary shares outstanding	684,709,377	684,197,276	683,225,815

Basic earnings per share (Euros per share)	0.87	0.97	0.80

The weighted average of the ordinary shares outstanding (basic) has been calculated taking into consideration the share split carried out on 4 January 2016 as follows:

	Number of shares
	31/12/2018	31/12/2017	31/12/2016
Issued shares outstanding at 1 January	684,346,294	683,854,491	683,516,338
Effect of shares issued	—	—	—
Effect of treasury stock	363,083	342,785	(290,523)

Average weighted number of ordinary shares outstanding (basic) at 31 December	684,709,377	684,197,276	683,225,815

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares in circulation considering the diluting effects of potential ordinary shares.

The RSU Plan granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	596,642	662,700	545,456
Weighted average number of ordinary shares outstanding (diluted)	684,686,164	684,243,891	684,170,887
Diluted earnings per share (Euros per share)	0.87	0.97	0.80

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2018	31/12/2017	31/12/2016
Issued shares outstanding at 1 January	684,346,294	683,854,491	683,988,460
Effect of RSU shares	(23,213)	46,615	472,950
Effect of shares issued	—	—	—
Effect of treasury stock	363,083	342,785	(290,523)

Average weighted number of ordinary shares outstanding (diluted) at 31 December	684,686,164	684,243,891	684,170,887